Document and Entity Information - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Document Information [Line Items]
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Period End Date	Aug. 31, 2019
Document Type	40-F
Current Fiscal Year End Date	--08-31
Entity Central Index Key	0000932872
Entity Registrant Name	SHAW COMMUNICATIONS INC
Entity Emerging Growth Company	false
ifrs Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		22,420,064
ifrs Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		484,194,344
ifrs Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		10,012,393
ifrs Series B Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		1,987,607